Events after the balance sheet date (Details) $ / shares in Units, £ in Millions							2 Months Ended		3 Months Ended		12 Months Ended
		Feb. 21, 2024 USD ($) $ / shares	Jan. 29, 2024 USD ($)	Jan. 29, 2024 GBP (£)	Jan. 25, 2024 USD ($)	Jan. 01, 2024	Feb. 22, 2024 $ / shares	Feb. 22, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	May 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Loss on disposal of operations	[1],[2]										$ (150,000,000)		$ 2,316,000,000	$ 0
Authorized amount for share buy-back program															$ 3,000,000,000.0	$ 2,000,000,000.0	$ 2,000,000,000.0
Redemption of securities											$ 4,003,000,000	[3]	2,266,000,000	2,000,000,000
HSBC SFH (France)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary											100.00%
HSBC Holdings
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount for share buy-back program															$ 3,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Redemption of securities											$ 4,003,000,000	[4]	$ 2,266,000,000	$ 2,000,000,000
HSBC Holdings | HSBC SFH (France)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary											99.99%
Other disposals of assets | HSBC Continental Europe | HSBC SFH (France)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary						100.00%
Other disposals of assets | HSBC Continental Europe | Crédit Logement
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary						3.00%
Dividends to shareholders | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares							$ 0.31
Dividend distribution | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares		$ 0.31
Dividends declared before financial statements authorized for issue		$ 5,913,000,000
Share buy-back programme
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount for share buy-back program		$ 2,000,000,000.0
Major equity transaction | HSBC Holdings | $2,500m 3.803% debt securities
Disclosure of non-adjusting events after reporting period [line items]
Redemption of securities					$ 2,500,000,000
Other equity instruments interest rate					3.803%
Major equity transaction | HSBC Holdings | $500m debt securities
Disclosure of non-adjusting events after reporting period [line items]
Redemption of securities					$ 500,000,000
UK Prudential Regulation Authority | Litigation concluded
Disclosure of non-adjusting events after reporting period [line items]
Expense from fines and penalties			$ 73,000,000	£ 57.0				£ 57.0
France disposal group
Disclosure of non-adjusting events after reporting period [line items]
Loss on disposal of operations									$ 2,000,000,000.0
Retail banking operations in France
Disclosure of non-adjusting events after reporting period [line items]
Loss on disposal of operations										$ (2,100,000,000)	$ (100,000,000)

[1]	In the fourth quarter of 2023, an impairment loss of $2.0bn was recognised relating to the sale of our retail banking operations in France. This largely offset the $2.1bn recognised in the first quarter of 2023 on the reversal of the held for sale classification at that time. In 2023, a total net $0.1bn of credit was recognised in other operating income, reflecting the net asset value disposed under the final terms of sale. The $0.4bn impairment of goodwill recognised in the third quarter in 2022 has not been reversed.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[3]	In March 2023, HSBC Holdings redeemed $2,350m 6.250% contingent convertible securities. In September 2023, HSBC Holdings further redeemed
€1,000m 6.000% and SGD750m 5.000% contingent convertible securities.

[4]	n March 2023, HSBC Holdings redeemed $2,350m 6.250% contingent convertible securities. In September 2023, HSBC Holdings further redeemed
€1,000m 6.000% and SGD750m 5.000% contingent convertible securities.